AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 14, 2020.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 736	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 737	☒

(Check appropriate box or boxes)

Invesco Exchange-Traded Fund Trust II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young, LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 14th day of January, 2020.

Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	January 14, 2020
Daniel E. Draper

/s/ Kelli Gallegos	Treasurer	January 14, 2020
Kelli Gallegos

/s/ Anna Paglia	Secretary	January 14, 2020
Anna Paglia

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	January 14, 2020
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	January 14, 2020
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	January 14, 2020
Kevin M. Carome

**/s/ Edmund P. Giambastiani, Jr.	Trustee	January 14, 2020
Edmund P. Giambastiani, Jr.

**/s/ Victoria J. Herget	Trustee	January 14, 2020
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	January 14, 2020
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	January 14, 2020
Yung Bong Lim

**/s/ Joanne Pace	Trustee	January 14, 2020
Joanne Pace

*/s/ Gary R. Wicker	Trustee	January 14, 2020
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	January 14, 2020
Donald H. Wilson

*By: /s/ Anna Paglia		January 14, 2020
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment No. 707 to the Trust’s Registration Statement and incorporated by reference herein.
**	Anna Paglia signs pursuant to a powers of attorney filed with Post-Effective Amendment No. 724 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document